COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021
Long-term commitment
Outstanding purchase commitments on capital projects	$ 63.2
Surety Bonds and Letters of Credit
Outstanding letters of credit	59.0	$ 54.2
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	15.2
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	30.9
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit	51.9
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 7.1